Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Revenue by Revenue Streams (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue by Revenue Streams [Member]
Revenue by revenue streams	€ 7,352	€ 14,614
Service [Member]
Schedule of Revenue by Revenue Streams [Member]
Revenue by revenue streams	4,541	4,623
Charging [Member]
Schedule of Revenue by Revenue Streams [Member]
Revenue by revenue streams	2,383	9,804
Own & Operate [Member]
Schedule of Revenue by Revenue Streams [Member]
Revenue by revenue streams	132
Battery Energy Storage System [Member]
Schedule of Revenue by Revenue Streams [Member]
Revenue by revenue streams	73	103
Other [Member]
Schedule of Revenue by Revenue Streams [Member]
Revenue by revenue streams	€ 223	€ 85